GOODWILL AND INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2013
GOODWILL AND INTANGIBLE ASSETS, NET
GOODWILL AND INTANGIBLE ASSETS, NET

9. GOODWILL AND INTANGIBLE ASSETS, NET

        In 2013, the Company acquired KinoPoisk (Note 4). This acquisition was accounted for under the acquisition method resulting in the recognition of RUR 2,140 ($65.4) of acquired goodwill. The changes in the carrying amount of goodwill are as follows:

	2012	2013	2013
	RUR	RUR	$
Balance at the beginning of the period	754	750	22.9
Goodwill acquired	—	2,140	65.4
Foreign currency translation adjustment	(4)	25	0.8

Balance at the end of the period	750	2,915	89.1

        The Company has not recorded any impairment on goodwill to date.

        Intangible assets, net of amortization, as of December 31, 2012 and 2013 consisted of the following intangible assets acquired as part of business combinations:

	2012			2013
	Cost	Less: Accumulated amortization	Net carrying value	Cost	Less: Accumulated amortization	Net carrying value	Net carrying value
	RUR	RUR	RUR	RUR	RUR	RUR	$
Content and software	283	(114)	169	489	(173)	316	9.7
Patents and licenses	161	(66)	95	167	(106)	61	1.8
Customer relationships	62	(13)	49	71	(18)	53	1.6
Contracts with suppliers	23	(19)	4	23	(22)	1	—
Non-compete agreements	17	(11)	6	14	(1)	13	0.4
Trade names and domain names	—	—	—	224	(4)	220	6.7

Total intangible assets	546	(223)	323	988	(324)	664	20.2

        Amortization expenses of intangible assets for the years ended December 31, 2011, 2012 and 2013 were RUR 48, RUR 139 and RUR 111 ($3.4), respectively.

        Estimated amortization expense over the next five years for intangible assets included in the accompanying consolidated balance sheet as of December 31, 2013 are as follows:

	RUR	$
For the year ending December 31, 2014	131	4.0
For the year ending December 31, 2015	91	2.8
For the year ending December 31, 2016	84	2.6
For the year ending December 31, 2017	80	2.4
For the year ending December 31, 2018	80	2.4
Thereafter	198	6.0

Total	664	20.2